Pension schemes - Schedule of pension expense excluding interest amount (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension schemes
Defined benefit pension expense	£ 19	£ 24	£ 11
Defined contribution pension expense	131	109	114
Total	150	133	125
Pension cost recognised within operating profit	£ 150	£ 133	£ 125